Business Combinations (Details) - Schedule of Summarizes the Warrants	12 Months Ended
Dec. 31, 2023 USD ($)
Business Combinations (Details) - Schedule of Summarizes the Warrants [Line Items]
Warrants Eligible to be Tendered	$ 14,437,489
Private Placement Warrants [Member]
Business Combinations (Details) - Schedule of Summarizes the Warrants [Line Items]
Warrants Eligible to be Tendered	7,250,000
Public Warrants [Member]
Business Combinations (Details) - Schedule of Summarizes the Warrants [Line Items]
Warrants Eligible to be Tendered	$ 7,187,489